UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

898 N. Broadway, Suite 2
Massapequa, New York 11758
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

898 N. Broadway, Suite 2

Massapequa, New York 11758
(Name and address of agent for service)

(844) 986-7676

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: March 31, 2022

Item 1. Reports to Stockholders.

(a)

Acruence Active Hedge U.S. Equity ETF

Ticker: XVOL

Annual Report

March 31, 2022

2

TABLE OF CONTENTS

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

1

Acruence Active Hedge U.S. Equity ETF

SHAREHOLDER LETTER

Market Commentary

U.S. equity markets stabilized and grew during 2021 as Covid-19 vaccines became widespread in developed economies but began to falter in the beginning of 2022 primarily due to the potential of the Federal Reserve’s warning of interest rate hikes in the face of widespread inflation. Additionally, global markets began to grind lower in early 2022 amid a constrained global supply chain and due to the Russian invasion of Ukraine, which occurred near the end of February 2022. While most developed economies were modestly to fully reopened in 2021, the threat of lingering Covid-19 outbreaks, such as the Omicron variant, led to cautious optimism throughout the investing world. All of the factors mentioned here led to volatile trading across all markets in the latter half of 2021 and first quarter of 2022.

The information presented in this report relates to the Fund’s performance for the fiscal period ended March 31, 2022 (the “fiscal period”).

The Acruence Active Hedge U.S. Equity ETF

The Acruence Active Hedge U.S. Equity ETF (“XVOL”) is an actively-managed exchange-traded fund (“ETF”) that seeks capital appreciation with reduced volatility as compared to the S&P 500 Index by purchasing options contracts on the VIX Index (defined below).

Fund Description:

XVOL, though actively managed, invests at least 80% of its net assets in a portfolio that replicates the constituents and weights of the S&P 500 Index, while seeking to deliver lower volatility by purchasing options contracts (“VIX Options”) on the CBOE Volatility Index (the “VIX Index”). An option gives investors the right to purchase or sell the underlying index at a specified price, on a specified date in exchange for the premium paid. To determine the number of VIX options contracts to purchase, as well as its strike price and expiration date, XVOL utilizes a proprietary, volatility-based algorithm. The VIX options exposure is reevaluated each month based on the level of forward expected volatility in the S&P 500 Index, considering the VIX Index level and options price. The VIX Index estimates the expected level of volatility in the U.S. stock market (as reflected by the S&P 500 Index), forward-looking over 30 days. Overall, XVOL targets investors that seek to achieve high risk-adjusted returns.

Performance Overview:

During the fiscal period ended March 31, 2022 (since inception on 4/21/21), XVOL generated a total return of 6.52% (NAV) and 6.91% (Market). This compares to the 10.02% total return of the S&P 500® Total Return Index, for the same period.

From a sector perspective, based on performance attribution to the overall portfolio, Information Technology and Energy were the leading contributors, while Consumer Discretionary, Materials, and Utilities were the leading detractors.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Microsoft, NVIDIA, and Apple. Conversely, the leading detractors included Amazon, Paypal Holdings, and Moderna.

VIX Options, which are used to minimize volatility in the Fund’s overall portfolio, are purchased each month as designated by the Fund’s strategy. The cost of the options is targeted to be roughly 0.25% of the Fund’s assets under management each month. The hedge detracted from the Fund’s overall performance by 2.03% for the since inception (4/21/21) period ended March 31, 2022.

Past performance does not guarantee future results.

Must be preceded or accompanied by a prospectus.

Investors buy and sell ETF shares through a brokerage account or an investment advisor. Like ordinary stocks, brokerage commissions, and/or transaction costs or service fees may apply. Please consult your broker or financial advisor for their fee schedule.

There is no guarantee that the Fund’s investment strategy will be successful. Shares may trade at a premium or discount to their NAV in the secondary market. These variations may be greater when markets are volatile or subject to unusual conditions. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. The Fund is newer and has a limited operating history. You can lose money on your investment in the Fund.

Options enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premium) for purchasing options. Even a small decline in the value of a reference asset underlying call options or a small increase in the value of a reference asset underlying put options can result in the entire investment in such options being lost. Additionally, the value of the option may be lost if the Sub-Adviser fails to exercise such option at or prior to its expiration.

The S&P 500® Total Return Index is an index of 500 large-capitalization companies selected by Standard & Poor’s Financial Services LLC. It is not possible to invest directly in an index. Holdings are subject to change.

2

Acruence Active Hedge U.S. Equity ETF

PERFORMANCE SUMMARY (Unaudited)

$12,000
$11,000
$10,000
$9,000
$8,000
4/21/21
4/30/21
5/31/21
6/30/21
7/31/21
8/31/21
9/30/21
10/31/21
11/30/21
12/31/21
1/31/22
2/28/22
3/31/22
Acruence Active Hedge U.S. Equity ETF - NAV
Acruence Active Hedge U.S. Equity ETF - Market
S&P 500® Total Return Index

Total Returns for the period ended March 31, 2022*:	Six-Months	Since Inception (4/21/2021)	Ending Value (3/31/2022)
Acruence Active Hedge U.S. Equity ETF - NAV	3.97%	6.52%	$10,652
Acruence Active Hedge U.S. Equity ETF - Market	3.94%	6.91%	10,691
S&P 500® Total Return Index	5.92%	10.02%	11,002

*Returns for periods greater than one year are annualzed

This chart illustrates the performance of a hypothetical $10,000 investment made on April 21, 2021 (commencement of operations), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (833) 653-6400. The Fund’s expense ratio is 0.83% (as of the Fund’s most recently filed prospectus dated April 5, 2021, as supplemented).

Acruence Active Hedge U.S. Equity ETF

3

The accompanying notes are an integral part of these financial statements.

PORTFOLIO ALLOCATION at March 31, 2022 (Unaudited)

Sector/Security Type	% of Net Assets
Technology	24.3%
Consumer, Non-cyclical	20.0
Financial	14.8
Communications	14.2
Consumer, Cyclical	9.6
Industrial	7.6
Energy	4.0
Utilities	2.7
Basic Materials	2.1
Cash & Cash Equivalents(1)	0.7
Purchased Options	0.0 (2)
Total	100.0%

(1)Represents cash, money market funds, and assets in excess of other liabilities.

(2)Rounds to less than 0.05%.

Acruence Active Hedge U.S. Equity ETF

4

The accompanying notes are an integral part of these financial statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS at March 31, 2022

	Shares	Value
Common Stocks — 99.3%
Advertising — 0.1%
Omnicom Group, Inc.	612	$51,946
The Interpublic Group of Companies, Inc.	1,057	37,471
		89,417
Aerospace & Defense — 1.6%
General Dynamics Corp.	623	150,255
Howmet Aerospace, Inc.	1,034	37,162
L3Harris Technologies, Inc.	527	130,944
Lockheed Martin Corp.	657	290,000
Northrop Grumman Corp.	402	179,782
Raytheon Technologies Corp.	4,025	398,757
Teledyne Technologies, Inc.(1)	124	58,606
The Boeing Co.(1)	1,483	283,994
TransDigm Group, Inc.(1)	138	89,913
		1,619,413
Agriculture — 0.8%
Altria Group, Inc.	4,948	258,533
Archer-Daniels-Midland Co.	1,530	138,098
Philip Morris International, Inc.	4,196	394,172
		790,803
Airlines — 0.2%
Alaska Air Group, Inc.(1)	335	19,433
American Airlines Group, Inc.(1)	1,867	34,073
Delta Air Lines, Inc.(1)	1,723	68,179
Southwest Airlines Co.(1)	1,675	76,715
United Airlines Holdings, Inc.(1)	977	45,294
		243,694
Apparel — 0.6%
Nike, Inc. - Class B	3,441	463,021
PVH Corp.	185	14,173
Ralph Lauren Corp. - Class A	129	14,633
Tapestry, Inc.	739	27,454
Under Armour, Inc. - Class A(1)	501	8,527
Under Armour, Inc. - Class C(1)	561	8,729
VF Corp.	873	49,639
		586,176
Auto Manufacturers — 2.8%
Cummins, Inc.	380	77,942
Ford Motor Co.	10,582	178,942
General Motors Co.(1)	3,912	171,111
PACCAR, Inc.	933	82,169
Tesla, Inc.(1)	2,186	2,355,633
		2,865,797

	Shares	Value
Common Stocks — 99.3% (Continued)
Auto Parts & Equipment — 0.1%
Aptiv PLC(1)	727	$87,029
BorgWarner, Inc.	643	25,013
		112,042
Banks — 4.6%
Bank of America Corp.	19,411	800,121
Citigroup, Inc.	5,345	285,423
Citizens Financial Group, Inc.	1,237	56,073
Comerica, Inc.	350	31,651
Fifth Third Bancorp	1,840	79,194
First Republic Bank	477	77,322
Huntington Bancshares, Inc.	3,899	57,003
JPMorgan Chase & Co.	7,961	1,085,244
KeyCorp	2,509	56,151
M&T Bank Corp.	344	58,308
Morgan Stanley	3,864	337,714
Northern Trust Corp.	556	64,746
Regions Financial Corp.	2,565	57,097
Signature Bank	159	46,665
State Street Corp.	1,027	89,472
SVB Financial Group(1)	154	86,155
The Bank of New York Mellon Corp.	2,044	101,444
The Goldman Sachs Group, Inc.	914	301,711
The PNC Financial Services Group, Inc.	1,136	209,535
Truist Financial Corp.	3,598	204,007
U.S. Bancorp	3,634	193,147
Wells Fargo & Co.	10,744	520,654
Zions Bancorp N.A.	420	27,535
		4,826,372
Beverages — 1.5%
Brown-Forman Corp. - Class B	486	32,571
Constellation Brands, Inc. - Class A	440	101,341
Molson Coors Brewing Co. - Class B	585	31,227
Monster Beverage Corp.(1)	1,012	80,859
PepsiCo, Inc.	3,718	622,319
The Coca-Cola Co.	10,466	648,892
		1,517,209
Biotechnology — 1.5%
Amgen, Inc.	1,517	366,841
Biogen, Inc.(1)	389	81,923
Bio-Rad Laboratories, Inc. - Class A(1)	54	30,414

Acruence Active Hedge U.S. Equity ETF

5

The accompanying notes are an integral part of these financial statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS at March 31, 2022 (Continued)

	Shares	Value
Common Stocks — 99.3% (Continued)
Biotechnology — 1.5% (Continued)
Corteva, Inc.	1,960	$112,661
Gilead Sciences, Inc.	3,436	204,270
Illumina, Inc.(1)	420	146,748
Incyte Corp.(1)	506	40,187
Moderna, Inc.(1)	947	163,130
Regeneron Pharmaceuticals, Inc.(1)	279	194,859
Vertex Pharmaceuticals, Inc.(1)	679	177,199
		1,518,232
Building Materials — 0.4%
Carrier Global Corp.	2,333	107,015
Fortune Brands Home & Security, Inc.	361	26,815
Johnson Controls International PLC	1,909	125,173
Martin Marietta Materials, Inc.	163	62,737
Masco Corp.	654	33,354
Mohawk Industries, Inc.(1)	145	18,009
Vulcan Materials Co.	354	65,030
		438,133
Chemicals — 1.6%
Air Products and Chemicals, Inc.	590	147,447
Albemarle Corp.	314	69,441
Celanese Corp.	287	41,004
CF Industries Holdings, Inc.	618	63,691
Dow, Inc.	1,987	126,612
DuPont de Nemours, Inc.	1,397	102,791
Eastman Chemical Co.	358	40,117
Ecolab, Inc.	667	117,765
FMC Corp.	339	44,602
International Flavors & Fragrances, Inc.	680	89,304
Linde PLC	1,376	439,536
LyondellBasell Industries NV	708	72,797
PPG Industries, Inc.	637	83,492
The Mosaic Co.	998	66,367
The Sherwin-Williams Co.	647	161,504
		1,666,470
Commercial Services — 1.8%
Automatic Data Processing, Inc.	1,149	261,444
Cintas Corp.	234	99,541
Equifax, Inc.	344	81,562
FleetCor Technologies, Inc.(1)	218	54,295
Gartner, Inc.(1)	220	65,441
Global Payments, Inc.	776	106,188
MarketAxess Holdings, Inc.	102	34,700

	Shares	Value
Common Stocks — 99.3% (Continued)
Commercial Services — 1.8% (Continued)
Moody’s Corp.	433	$146,099
Nielsen Holdings PLC	962	26,205
PayPal Holdings, Inc.(1)	3,162	365,685
Quanta Services, Inc.	378	49,749
Robert Half International, Inc.	300	34,254
Rollins, Inc.	601	21,065
S&P Global, Inc.	951	390,248
United Rentals, Inc.(1)	188	66,780
Verisk Analytics, Inc.	432	92,720
		1,895,976
Computers — 8.5%
Accenture PLC - Class A	1,702	573,965
Apple, Inc.	42,016	7,336,414
Cognizant Technology Solutions Corp.	1,415	126,883
DXC Technology Co.(1)	674	21,993
EPAM Systems, Inc.(1)	149	44,195
Fortinet, Inc.(1)	361	123,368
Hewlett Packard Enterprise Co.	3,524	58,886
HP, Inc.	3,106	112,748
International Business Machines Corp.	2,416	314,128
Leidos Holdings, Inc.	373	40,292
NetApp, Inc.	603	50,049
Seagate Technology Holdings PLC	548	49,265
Western Digital Corp.(1)	837	41,557
		8,893,743
Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co.	2,267	171,907
The Estee Lauder Company, Inc.	623	169,655
The Procter & Gamble Co.	6,521	996,409
		1,337,971
Distribution & Wholesale — 0.3%
Copart, Inc.(1)	570	71,518
Fastenal Co.	1,606	95,396
LKQ Corp.	721	32,741
Pool Corp.	107	45,245
W.W. Grainger, Inc.	123	63,442
		308,342
Diversified Financial Services — 3.7%
American Express Co.	1,685	315,095
Ameriprise Financial, Inc.	301	90,408
BlackRock, Inc.	379	289,620
Capital One Financial Corp.	1,144	150,196

Acruence Active Hedge U.S. Equity ETF

6

The accompanying notes are an integral part of these financial statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS at March 31, 2022 (Continued)

	Shares	Value
Common Stocks — 99.3% (Continued)
Diversified Financial Services — 3.7% (Continued)
Cboe Global Markets, Inc.	281	$32,152
CME Group, Inc. - Class A	964	229,297
Discover Financial Services	784	86,389
Franklin Resources, Inc.	743	20,745
Intercontinental Exchange, Inc.	1,521	200,954
Invesco Ltd.	906	20,892
Mastercard, Inc. - Class A	2,336	834,840
Nasdaq, Inc.	314	55,955
Raymond James Financial, Inc.	499	54,845
Synchrony Financial	1,470	51,171
T. Rowe Price Group, Inc.	605	91,470
The Charles Schwab Corp.	4,048	341,287
Visa, Inc. - Class A	4,519	1,002,179
		3,867,495
Electric — 2.6%
Alliant Energy Corp.	670	41,862
Ameren Corp.	688	64,507
American Electric Power Co., Inc.	1,353	134,989
CenterPoint Energy, Inc.	1,688	51,720
CMS Energy Corp.	775	54,204
Consolidated Edison, Inc.	950	89,946
Constellation Energy Corp.	873	49,106
Dominion Energy, Inc.	2,177	184,980
DTE Energy Co.	521	68,881
Duke Energy Corp.	2,068	230,913
Edison International	1,022	71,642
Entergy Corp.	539	62,928
Evergy, Inc.	617	42,166
Eversource Energy	979	86,338
Exelon Corp.	2,634	125,458
FirstEnergy Corp.	1,463	67,093
NextEra Energy, Inc.	5,289	448,031
NRG Energy, Inc.	656	25,164
Pinnacle West Capital Corp.	300	23,430
PPL Corp.	2,022	57,748
Public Service Enterprise Group, Inc.	1,359	95,130
Sempra Energy	856	143,911
The AES Corp.	1,797	46,237
The Southern Co.	2,853	206,871
WEC Energy Group, Inc.	847	84,539
Xcel Energy, Inc.	1,448	104,502
		2,662,296

	Shares	Value
Common Stocks — 99.3% (Continued)
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	622	$82,838
Emerson Electric Co.	1,610	157,860
Generac Holdings, Inc.(1)	165	49,048
		289,746
Electronics — 1.0%
Agilent Technologies, Inc.	815	107,849
Allegion PLC	239	26,237
Amphenol Corp.	1,611	121,389
Fortive Corp.	962	58,615
Garmin Ltd.	435	51,595
Honeywell International, Inc.	1,852	360,362
Keysight Technologies, Inc.(1)	519	81,987
Mettler-Toledo International, Inc.(1)	58	79,645
TE Connectivity Ltd.	874	114,477
Trimble, Inc.(1)	723	52,157
		1,054,313
Energy — Alternate Sources — 0.1%
Enphase Energy, Inc.(1)	381	76,878
SolarEdge Technologies, Inc.(1)	139	44,810
		121,688
Engineering & Construction — 0.1%
Jacobs Engineering Group, Inc.	373	51,403
Entertainment — 0.1%
Caesars Entertainment, Inc.(1)	571	44,173
Live Nation Entertainment, Inc.(1)	360	42,350
Penn National Gaming, Inc.(1)	444	18,834
		105,357
Environmental Control — 0.3%
Pentair PLC	443	24,015
Republic Services, Inc.	560	74,200
Waste Management, Inc.	1,065	168,802
		267,017
Food — 1.0%
Campbell Soup Co.	542	24,157
Conagra Brands, Inc.	1,286	43,171
General Mills, Inc.	1,630	110,384
Hormel Foods Corp.	829	42,727
Kellogg Co.	683	44,047
Lamb Weston Holdings, Inc.	387	23,185
McCormick & Co., Inc.	667	66,567
Mondelez International, Inc.	3,756	235,802
Sysco Corp.	1,376	112,350
The Hershey Co.	385	83,402

Acruence Active Hedge U.S. Equity ETF

7

The accompanying notes are an integral part of these financial statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS at March 31, 2022 (Continued)

	Shares	Value
Common Stocks — 99.3% (Continued)
Food — 1.0% (Continued)
The J.M. Smucker Co.	316	$42,790
The Kraft Heinz Co.	1,913	75,353
The Kroger Co.	1,822	104,528
Tyson Foods, Inc. - Class A	831	74,482
		1,082,945
Forest Products & Paper — 0.1%
International Paper Co.	1,143	52,749
Gas — 0.1%
Atmos Energy Corp.	353	42,180
NiSource, Inc.	1,054	33,517
		75,697
Hand & Machine Tools — 0.1%
Snap-on, Inc.	142	29,178
Stanley Black & Decker, Inc.	437	61,088
		90,266
Healthcare — Products — 3.9%
Abbott Laboratories	4,762	563,630
ABIOMED, Inc.(1)	132	43,724
Align Technology, Inc.(1)	191	83,276
Baxter International, Inc.	1,346	104,369
Bio-Techne Corp.	105	45,469
Boston Scientific Corp.(1)	3,838	169,985
The Cooper Company, Inc.	131	54,704
Danaher Corp.	1,713	502,474
DENTSPLY SIRONA, Inc.	583	28,695
Edwards Lifesciences Corp.(1)	1,677	197,417
Henry Schein, Inc.(1)	369	32,173
Hologic, Inc.(1)	677	52,007
IDEXX Laboratories, Inc.(1)	227	124,183
Intuitive Surgical, Inc.(1)	958	289,009
Medtronic PLC	3,626	402,305
PerkinElmer, Inc.	337	58,793
ResMed, Inc.	386	93,609
STERIS PLC	265	64,069
Stryker Corp.	905	241,952
Teleflex, Inc.	124	43,999
Thermo Fisher Scientific, Inc.	1,058	624,908
Waters Corp.(1)	160	49,662
West Pharmaceutical Services, Inc.	200	82,142
Zimmer Biomet Holdings, Inc.	559	71,496
		4,024,050

	Shares	Value
Common Stocks — 99.3% (Continued)
Healthcare — Services — 2.4%
Anthem, Inc.	650	$319,293
Catalent, Inc.(1)	457	50,681
Centene Corp.(1)	1,568	132,010
Charles River Laboratories International, Inc.(1)	133	37,768
DaVita, Inc.(1)	170	19,229
HCA Healthcare, Inc.	644	161,399
Humana, Inc.	353	153,615
IQVIA Holdings, Inc.(1)	514	118,842
Laboratory Corp. of America Holdings(1)	254	66,970
Molina Healthcare, Inc.(1)	146	48,704
Quest Diagnostics, Inc.	358	48,996
UnitedHealth Group, Inc.	2,536	1,293,284
Universal Health Services, Inc. - Class B	211	30,584
		2,481,375
Home Builders — 0.2%
D.R. Horton, Inc.	873	65,047
Lennar Corp. - Class A	730	59,254
NVR, Inc.(1)	8	35,738
PulteGroup, Inc.	677	28,367
		188,406
Home Furnishings — 0.0%(2)
Whirlpool Corp.	159	27,472
Household Products & Wares — 0.3%
Avery Dennison Corp.	241	41,927
Church & Dwight Co., Inc.	654	64,994
Kimberly-Clark Corp.	907	111,706
The Clorox Co.	329	45,741
		264,368
Housewares — 0.0%(2)
Newell Brands, Inc.	1,019	21,817
Insurance — 3.8%
Aflac, Inc.	1,638	105,471
American International Group, Inc.	2,301	144,434
Aon PLC	587	191,145
Arthur J Gallagher & Co.	555	96,903
Assurant, Inc.	172	31,275
Berkshire Hathaway, Inc. - Class B(1)	4,934	1,741,258
Brown & Brown, Inc.	630	45,530
Chubb Ltd.	1,157	247,482

Acruence Active Hedge U.S. Equity ETF

8

The accompanying notes are an integral part of these financial statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS at March 31, 2022 (Continued)

	Shares	Value
Common Stocks — 99.3% (Continued)
Insurance — 3.8% (Continued)
Cincinnati Financial Corp.	404	$54,928
Everest Re Group Ltd.	106	31,946
Globe Life, Inc.	247	24,848
Lincoln National Corp.	454	29,674
Loews Corp.	537	34,808
Marsh & McLennan Company, Inc.	1,357	231,260
MetLife, Inc.	1,925	135,289
Principal Financial Group, Inc.	726	53,296
Prudential Financial, Inc.	1,018	120,297
The Allstate Corp.	768	106,376
The Hartford Financial Services Group, Inc.	916	65,778
The Progressive Corp.	1,572	179,192
The Travelers Company, Inc.	677	123,708
W.R. Berkley Corp.	626	41,652
Willis Towers Watson PLC	352	83,149
		3,919,699
Internet — 10.4%
Alphabet, Inc. - Class A(1)	810	2,252,893
Alphabet, Inc. - Class C(1)	750	2,094,742
Amazon.com, Inc.(1)	1,170	3,814,142
Booking Holdings, Inc.(1)	110	258,330
CDW Corp.	361	64,579
eBay, Inc.	1,681	96,254
Etsy, Inc.(1)	339	42,131
Expedia Group, Inc. - Class A(1)	387	75,724
F5, Inc.(1)	158	33,014
Match Group, Inc.(1)	790	85,905
Meta Platforms, Inc. - Class A(1)	6,372	1,416,878
Netflix, Inc.(1)	1,187	444,638
NortonLifeLock, Inc.	1,563	41,451
Twitter, Inc.(1)	2,151	83,222
VeriSign, Inc.(1)	256	56,950
		10,860,853
Iron & Steel — 0.1%
Nucor Corp.	787	116,988
Leisure Time — 0.1%
Carnival Corp.(1)	2,164	43,756
Norwegian Cruise Line Holdings Ltd.(1)	985	21,552
Royal Caribbean Cruises Ltd.(1)	604	50,603
		115,911

	Shares	Value
Common Stocks — 99.3% (Continued)
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.(1)	748	$113,501
Las Vegas Sands Corp.(1)	925	35,955
Marriott International, Inc.(1)	735	129,176
MGM Resorts International	1,046	43,869
Wynn Resorts Ltd.(1)	278	22,168
		344,669
Machinery — Construction & Mining — 0.3%
Caterpillar, Inc.	1,454	323,980
Machinery — Diversified — 0.7%
Deere & Co.	756	314,088
Dover Corp.	382	59,936
IDEX Corp.	205	39,305
Ingersoll Rand, Inc.	1,099	55,335
Nordson Corp.	142	32,245
Otis Worldwide Corp.	1,196	92,032
Rockwell Automation, Inc.	312	87,369
Westinghouse Air Brake Technologies Corp.	538	51,739
Xylem, Inc.	480	40,925
		772,974
Media — 1.6%
Charter Communications, Inc. - Class A(1)	331	180,567
Comcast Corp. - Class A	12,276	574,762
Discovery, Inc. - Class A(1)	444	11,065
Discovery, Inc. - Class C(1)	806	20,126
DISH Network Corp. - Class A(1)	668	21,142
FactSet Research Systems, Inc.	101	43,849
Fox Corp. - Class A	859	33,888
Fox Corp. - Class B	395	14,331
News Corp. - Class A	1,055	23,368
News Corp. - Class B	458	10,314
Paramount Global - Class B	1,619	61,214
The Walt Disney Co.(1)	4,898	671,810
		1,666,436
Mining — 0.3%
Freeport-McMoRan, Inc.	3,954	196,672
Newmont Corp.	2,146	170,500
		367,172

Acruence Active Hedge U.S. Equity ETF

9

The accompanying notes are an integral part of these financial statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS at March 31, 2022 (Continued)

	Shares	Value
Common Stocks — 99.3% (Continued)
Miscellaneous Manufacturers — 1.0%
3M Co.	1,549	$230,615
A.O. Smith Corp. - Class A	355	22,681
Eaton Corp PLC	1,069	162,231
General Electric Co.	2,956	270,474
Illinois Tool Works, Inc.	765	160,191
Parker-Hannifin Corp.	345	97,897
Textron, Inc.	588	43,736
Trane Technologies PLC	637	97,270
		1,085,095
Office & Business Equipment — 0.1%
Zebra Technologies Corp.(1)	141	58,332
Oil & Gas — 3.2%
APA Corp.	974	40,255
Chevron Corp.	5,196	846,065
ConocoPhillips	3,551	355,100
Coterra Energy, Inc.	2,186	58,956
Devon Energy Corp.	1,697	100,344
Diamondback Energy, Inc.	455	62,371
EOG Resources, Inc.	1,572	187,430
Exxon Mobil Corp.	11,403	941,774
Hess Corp.	740	79,210
Marathon Oil Corp.	2,099	52,706
Marathon Petroleum Corp.	1,655	141,503
Occidental Petroleum Corp.	2,385	135,325
Phillips 66	1,291	111,529
Pioneer Natural Resources Co.	611	152,768
Valero Energy Corp.	1,102	111,897
		3,377,233
Oil & Gas Services — 0.3%
Baker Hughes Co. - Class A	2,352	85,637
Halliburton Co.	2,500	94,675
Schlumberger NV	3,775	155,945
		336,257
Packaging & Containers — 0.2%
Amcor PLC	4,499	50,974
Ball Corp.	868	78,120
Packaging Corp. of America	252	39,340
Sealed Air Corp.	452	30,266
Westrock Co.	718	33,767
		232,467

	Shares	Value
Common Stocks — 99.3% (Continued)
Pharmaceuticals — 5.6%
AbbVie, Inc.	4,760	$771,644
AmerisourceBergen Corp.	403	62,348
Becton Dickinson and Co.	769	204,554
Bristol-Myers Squibb Co.	5,977	436,500
Cardinal Health, Inc.	755	42,809
Cigna Corp.	887	212,534
CVS Health Corp.	3,554	359,700
Dexcom, Inc.(1)	266	136,086
Eli Lilly & Co.	2,137	611,973
Johnson & Johnson	7,096	1,257,624
McKesson Corp.	411	125,820
Merck & Co., Inc.	6,808	558,596
Organon & Co.	669	23,368
Pfizer, Inc.	15,127	783,125
Viatris, Inc.	3,256	35,425
Zoetis, Inc.	1,270	239,509
		5,861,615
Pipelines — 0.3%
Kinder Morgan, Inc.	5,252	99,315
ONEOK, Inc.	1,202	84,897
The Williams Company, Inc.	3,270	109,251
		293,463
Real Estate — 0.1%
CBRE Group, Inc.(1)	902	82,551
Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities, Inc.	374	75,267
American Tower Corp.	1,226	307,996
AvalonBay Communities, Inc.	371	92,145
Boston Properties, Inc.	411	52,937
Crown Castle International Corp.	1,160	214,136
Digital Realty Trust, Inc.	760	107,768
Duke Realty Corp.	1,102	63,982
Equinix, Inc.	240	177,989
Equity Residential	918	82,547
Essex Property Trust, Inc.	184	63,568
Extra Space Storage, Inc.	357	73,399
Federal Realty Investment Trust	182	22,217
Healthpeak Properties, Inc.	1,449	49,744
Host Hotels & Resorts, Inc.	1,923	37,364
Iron Mountain, Inc.	775	42,943
Kimco Realty Corp.	1,657	40,928
Mid-America Apartment Communities, Inc.	310	64,929
Prologis, Inc.	1,986	320,699

Acruence Active Hedge U.S. Equity ETF

10

The accompanying notes are an integral part of these financial statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS at March 31, 2022 (Continued)

	Shares	Value
Common Stocks — 99.3% (Continued)
Real Estate Investment Trusts (REITs) — 2.6% (Continued)
Public Storage	410	$160,015
Realty Income Corp.	1,516	105,059
Regency Centers Corp.	414	29,535
SBA Communications Corp.	287	98,757
Simon Property Group, Inc.	880	115,773
UDR, Inc.	778	44,634
Ventas, Inc.	1,071	66,145
Vornado Realty Trust	427	19,352
Welltower, Inc.	1,168	112,291
Weyerhaeuser Co.	2,018	76,482
		2,718,601
Retail — 4.8%
Advance Auto Parts, Inc.	165	34,148
AutoZone, Inc.(1)	53	108,363
Bath & Body Works, Inc.(1)	712	34,034
Best Buy Co., Inc.	628	57,085
CarMax, Inc.(1)	434	41,872
Chipotle Mexican Grill, Inc.(1)	73	115,488
Costco Wholesale Corp.	1,185	682,382
Darden Restaurants, Inc.	346	46,001
Dollar General Corp.	627	139,589
Dollar Tree, Inc.(1)	606	97,051
Domino’s Pizza, Inc.	91	37,038
Genuine Parts Co.	402	50,660
Lowe’s Company, Inc.	1,862	376,478
McDonald’s Corp.	2,006	496,044
O’Reilly Automotive, Inc.(1)	176	120,553
Ross Stores, Inc.	954	86,299
Starbucks Corp.	3,175	288,830
Target Corp.	1,314	278,857
The Home Depot, Inc.	2,841	850,397
The TJX Company, Inc.	3,238	196,158
Tractor Supply Co.	306	71,411
Ulta Beauty, Inc.(1)	143	56,945
Walgreens Boots Alliance, Inc.	1,934	86,585
Walmart, Inc.	3,824	569,470
Yum! Brands, Inc.	784	92,927
		5,014,665
Savings & Loans — 0.0%(2)
People’s United Financial, Inc.	1,137	22,729

	Shares	Value
Common Stocks — 99.3% (Continued)
Semiconductors — 5.8%
Advanced Micro Devices, Inc.(1)	4,406	$481,752
Analog Devices, Inc.	1,445	238,685
Applied Materials, Inc.	2,431	320,406
Broadcom, Inc.	1,109	698,315
Intel Corp.	10,958	543,079
IPG Photonics Corp.(1)	89	9,769
KLA Corp.	408	149,352
Lam Research Corp.	374	201,066
Microchip Technology, Inc.	1,489	111,883
Micron Technology, Inc.	3,014	234,760
Monolithic Power Systems, Inc.	116	56,339
NVIDIA Corp.	6,736	1,837,985
NXP Semiconductors NV	716	132,517
Qorvo, Inc.(1)	317	39,340
QUALCOMM, Inc.	3,017	461,058
Skyworks Solutions, Inc.	442	58,910
Teradyne, Inc.	437	51,667
Texas Instruments, Inc.	2,483	455,581
		6,082,464
Shipbuilding — 0.0%(2)
Huntington Ingalls Industries, Inc.	106	21,141
Software — 9.9%
Activision Blizzard, Inc.	2,099	168,151
Adobe, Inc.(1)	1,277	581,827
Akamai Technologies, Inc.(1)	435	51,935
ANSYS, Inc.(1)	233	74,012
Autodesk, Inc.(1)	586	125,609
Broadridge Financial Solutions, Inc.	337	52,474
Cadence Design Systems, Inc.(1)	744	122,358
Ceridian HCM Holding, Inc.(1)	362	24,746
Cerner Corp.	787	73,632
Citrix Systems, Inc.	334	33,701
Electronic Arts, Inc.	758	95,895
Fidelity National Information Services, Inc.	1,638	164,488
Fiserv, Inc.(1)	1,640	166,296
Intuit, Inc.	759	364,958
Jack Henry & Associates, Inc.	219	43,154
Microsoft Corp.	20,234	6,238,344
MSCI, Inc.	221	111,136
Oracle Corp.	4,344	359,379
Paychex, Inc.	889	121,322
Paycom Software, Inc.(1)	128	44,337
PTC, Inc.(1)	279	30,054
Roper Technologies, Inc.	278	131,280

Acruence Active Hedge U.S. Equity ETF

11

The accompanying notes are an integral part of these financial statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS at March 31, 2022 (Continued)

	Shares	Value
Common Stocks — 99.3% (Continued)
Software — 9.9% (Continued)
salesforce.com, Inc.(1)	2,636	$559,675
ServiceNow, Inc.(1)	534	297,379
Synopsys, Inc.(1)	410	136,641
Take-Two Interactive Software, Inc.(1)	338	51,964
Tyler Technologies, Inc.(1)	117	52,052
		10,276,799
Telecommunications — 2.1%
Arista Networks, Inc.(1)	604	83,944
AT&T, Inc.	19,244	454,736
Cisco Systems, Inc.	11,363	633,601
Corning, Inc.	2,150	79,357
Juniper Networks, Inc.	871	32,366
Lumen Technologies, Inc.	2,820	31,781
Motorola Solutions, Inc.	451	109,232
T-Mobile US, Inc.(1)	1,577	202,408
Verizon Communications, Inc.	11,148	567,879
		2,195,304
Toys, Games & Hobbies — 0.0%(2)
Hasbro, Inc.	346	28,344
Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	389	41,899
CSX Corp.	5,973	223,689
Expeditors International of Washington, Inc.	484	49,930
FedEx Corp.	655	151,561
J.B. Hunt Transport Services, Inc.	241	48,390
Norfolk Southern Corp.	665	189,671
Old Dominion Freight Line, Inc.	248	74,073
Union Pacific Corp.	1,730	472,653
United Parcel Service, Inc. - Class B	1,961	420,556
		1,672,422
Water — 0.1%
American Water Works Co., Inc.	483	79,951

Total Common Stock
(Cost $96,172,197)		103,366,365

	Shares	Value
Purchased Call Options — 0.0%(2)
CBOE Volatility Index Call Options
Expiration 4/20/2022, Exercise Price $35.00(3)	73	$5,475
Expiration 4/20/2022, Exercise Price $42.50(3)	1,032	33,024
Total Purchased Call Options
(Cost $251,585)		38,499
Short-Term Investments — 0.4%
Money Market Funds — 0.4%
First American Government Obligations Fund - Class X, 0.180%(4)	414,065	414,065
Total Short-Term Investments
(Cost $414,065)		414,065

Total Investments in Securities — 99.7%
(Cost $96,837,847)		103,818,929
Other Assets in Excess of Liabilities - 0.3%		268,974
Total Net Assets — 100.0%		$104,087,903

(1)Non-income producing security.

(2)Does not round to 0.1% or (0.1)%, as applicable.

(3)The investment is a holding of Toroso Cayman Subsidiary I, a wholly-owned subsidary of Acruence Active Hedge U.S. Equity ETF.

(4)The rate shown is the annualized seven-day effective yield as of March 31, 2022.

Acruence Active Hedge U.S. Equity ETF

12

The accompanying notes are an integral part of these financial statements.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES at March 31, 2022

Assets:
Investments in securities, at value (Cost $96,837,847) (Note 2)	$103,818,929
Cash	—
Collateral at broker for purchased options	274,648
Receivables:
Fund shares sold	—
Investment securities sold	—
Dividends and interest	62,041
Total assets	104,155,618

Liabilities:
Payables:
Investment securities purchased	—
Management fees (Note 4)	67,715
Total liabilities	67,715
Net Assets	$104,087,903

Components of Net Assets:
Paid-in capital	$97,217,993
Total distributable (accumulated) earnings (losses)	6,869,910
Net assets	$104,087,903

Net Asset Value (unlimited shares authorized):
Net assets	$104,087,903
Shares of beneficial interest issued and outstanding	4,900,000
Net asset value	$21.24

Acruence Active Hedge U.S. Equity ETF

13

The accompanying notes are an integral part of these financial statements.

CONSOLIDATED STATEMENT OF OPERATIONS For the Period Ended March 31, 2022(1)

Investment Income:
Dividend income (net of foreign withholding tax of $210)	$1,051,002
Interest income	116
Total investment income	1,051,118

Expenses:
Management fees (Note 4)	629,750
Total expenses	629,750
Net investment income (loss)	421,368

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(2,153,807)
Change in net unrealized appreciation/depreciation on:
Investments	6,981,082
Net realized and unrealized gain (loss) on investments	4,827,275
Net increase (decrease) in net assets resulting from operations	$5,248,643

(1)The Fund commenced operations on April 21, 2021. The information presented is from April 21, 2021 to March 31, 2022.

Acruence Active Hedge U.S. Equity ETF

14

The accompanying notes are an integral part of these financial statements.

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

Period Ended March 31, 2022(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$421,368
Net realized gain (loss) on investments	(2,153,807)
Change in net unrealized appreciation/depreciation on investments	6,981,082
Net increase (decrease) in net assets resulting from operations	5,248,643

Distributions to Shareholders:
Net distributions to shareholders	(292,000)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	99,131,260
Total increase (decrease) in net assets	$104,087,903

Net Assets:
Beginning of period	—
End of period	$104,087,903

(1)The Fund commenced operations on April 21, 2021. The information presented is from April 21, 2021 to March 31, 2022.

(2)Summary of share transactions is as follows:

	Period Ended March 31, 2022(1)
	Shares	Value
Shares sold	4,900,000	$99,131,260
Shares redeemed	—	—
Net increase (decrease)	4,900,000	$99,131,260

Acruence Active Hedge U.S. Equity ETF

15

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended March 31, 2022(1) (Consolidated)
Net asset value, beginning of period	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.11
Net realized and unrealized gain (loss) on investments	1.20
Total from investment operations	1.31

Less Distributions:
From net investment income	(0.07)
Total distributions	(0.07)

Net asset value, end of period	$21.24
Total return(3)(4)	6.52%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$104.1
Portfolio turnover rate(3)	6%
Ratio of expenses to average net assets(5)	0.83%
Ratio of net investment income (loss) to average net assets(5)	0.56%

(1)The Fund commenced operations on April 21, 2021. The information presented is from April 21, 2021 to March 31, 2022.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(5)Annualized.

16

Acruence Active Hedge U.S. Equity ETF

NOTES TO FINANCIAL STATEMENTS March 31, 2022

NOTE 1 – ORGANIZATION

The Acruence Active Hedge U.S. Equity ETF (the “Fund”) is a non-diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on April 21, 2021.

The investment objective of the Fund is to seek capital appreciation with reduced volatility as compared to the S&P 500 Index.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities, which may include real estate investment trusts (“REITs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Fund is open for business.

For securities for which quotations are not readily available, a fair value will be determined by the Valuation Committee using the Fair Value Procedures approved by the Trust’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Fair Value Procedures adopted by the Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –

Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

17

Acruence Active Hedge U.S. Equity ETF

NOTES TO FINANCIAL STATEMENTS March 31, 2022 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s consolidated investments as of March 31, 2022:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$103,366,365	$—	$—	$103,366,365
Purchased Call Options	38,499	—	—	38,499
Short-Term Investments	414,065	—	—	414,065
Total Investments in Securities	$103,818,929	$—	$—	$103,818,929

(1)See Schedule of Investments for the industry breakout.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund may invest in options on equities and stock indices. The Fund may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions. The following table shows the effects of derivative instruments on the financial statements.

Statement of Assets & Liabilities

Fair value of derivative instruments as of March 31, 2022:

	Asset Derivatives as of March 31, 2022		Liability Derivatives as of March 31, 2022
Derivative Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts: Call Options Purchased	Investments in securities, at value	$ 38,499	None	$ —

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended March 31, 2022:

Derivative Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Equity Contracts: Call Options Purchased	Realized and Unrealized Gain (Loss) on Investments	$ (1,922,999)	$ (213,086)

B.Basis for Consolidation for the Fund – The Fund may invest up to 20% of its assets in the Toroso Cayman Subsidiary I, a subsidiary that is wholly-owned by the Fund and organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary only invests in option contracts (“VIX Options”) on the CBOE Volatility Index (the “VIX Index”). The Fund’s investment in the Subsidiary will not exceed 20% of the value of the Fund’s total assets (notwithstanding any subsequent market appreciation in the Subsidiary’s value). Asset limitations are imposed by Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and are measured at each taxable year and quarter end. Toroso Investments, LLC (the “Adviser”) also serves as the investment adviser to the Subsidiary, but does not receive separate compensation.

18

Acruence Active Hedge U.S. Equity ETF

NOTES TO FINANCIAL STATEMENTS March 31, 2022 (Continued)

The Subsidiary is not registered under the 1940 Act, but will be subject to certain protections of the 1940 Act with respect to the Fund, as described in the Fund’s SAI. All of the Fund’s investments in the Subsidiary will be subject to the investment policies and restrictions of the Fund, including those related to leverage, collateral and segregation requirements and liquidity. In addition, the valuation and brokerage policies of the Fund will be applied to the Subsidiary. The Fund’s investments in the Subsidiary are not subject to all investor protection provisions of the 1940 Act. However, because the Fund is the sole investor in the Subsidiary, it is not likely that the Subsidiary will take any action that is contrary to the interests of the Fund and its shareholders.

The financial information of the Subsidiary has been consolidated into the Fund’s financial statements. The Fund had 0.3% of its total assets invested in the Subsidiary as of March 31, 2022.

The Subsidiary is an exempted Cayman Islands investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

C.Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of March 31, 2022, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

F. Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

G. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

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NOTES TO FINANCIAL STATEMENTS March 31, 2022 (Continued)

H. Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

I. Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.Illiquid Investments. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.Associated Risks of VIX Options. One of the primary drivers of the value of a VIX Option is movement in the spot value of the VIX Index, which is a measure of implied volatility of S&P 500 options. Therefore, changing market expectations of future volatility will lead to changes in the market value of VIX Options. VIX Options will be subject to market risk. Because implied volatilities often rise during periods of market stress, the VIX Index is often negatively correlated to equity markets. Options may also present tracking risk. An imperfect or variable degree of correlation between price movements of the derivative and the underlying investment may prevent the portfolio from achieving the intended effect. The value of an option can change over time depending on several factors aside from just changes in the underlying asset’s price, such as the time remaining to expiration and the expected level of volatility in the underlying asset. For option buyers, the risk of loss is limited to the option premium at the time of purchase.

B.Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

C.Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

D.Exchange Traded Fund (“ETF”) Risks.

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

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NOTES TO FINANCIAL STATEMENTS March 31, 2022 (Continued)

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

•Trading. During the period ended March 31, 2022, shares are listed on the NYSE Arca, Inc. (the “Exchange”), and although Shares may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Effective May 18, 2022, shares will be listed on the Chicago Board Options Exchange (“CBOE”).

E.Cayman Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The VIX Options and other investments held by the Subsidiary are generally similar to those investments that are permitted to be held by the Fund and are subject to the same economic risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund.

F.Market Capitalization Risk.

•Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

G.Options Risk. Options enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premium) for purchasing options. Even a small decline in the value of a reference asset underlying call options or a small increase in the value of a reference asset underlying put options can result in the entire investment in such options being lost. Additionally, the value of the option may be lost if the Acruence Capital, LLC (the “Sub-Adviser”) fails to exercise such option at or prior to its expiration.

H.Models and Data Risk. The composition of the Fund’s portfolio is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Fund’s portfolio universe that would have been excluded or included had the Models and Data been correct and complete. While the SubAdviser’s model measures relationships between the VIX Index, volatility, and premiums, levels may be depressed for extended periods and options can expire worthless.

I.Tax Risk. The federal income tax treatment of the Fund’s income from the Subsidiary may be negatively affected by future legislation, Treasury Regulations (proposed or final), and/or other Internal Revenue Service (“IRS”) guidance or authorities that could affect the character, timing of recognition, and/or amount of the Fund’s investment company taxable income and/or net capital gains and, therefore, the distributions it makes. If the Fund failed the source of income test for any taxable year but was eligible to and did cure the failure, it could incur potentially significant additional federal income tax expenses. If, on the other hand, the Fund failed to qualify as a RIC for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax at the fund-level on its taxable income at the regular corporate tax rate (without reduction for distributions to shareholders), with the consequence that its income available for distribution to shareholders would be reduced and distributions from its current or accumulated earnings and profits would generally be taxable to its shareholders as dividend income.

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Acruence Active Hedge U.S. Equity ETF

NOTES TO FINANCIAL STATEMENTS March 31, 2022 (Continued)

J.Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended March 31, 2022, the following reclassification adjustments were made:

Paid-In Capital	Total Distributed (Accumulated) Earnings (Losses)
$(1,913,267)	$1,913,267

K.Recently Issued Accounting Pronouncements. In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Management is currently assessing the potential impact of the new rule on the Fund’s financial statements.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. Management is currently evaluating the impact, if any, of applying this provision.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.83%. Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). The Management Fees incurred are paid monthly to the Adviser.

Acruence Capital, LLC serves as sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.02% of the Fund’s average daily net assets. The Sub-Advisor has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund, except for the sub-advisory fee payable to the Sub-Adviser and Excluded Expenses. Such expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal ETF Services, LLC, the Fund’s administrator and an affiliate of the Advisor.

Tidal ETF Services LLC (“Tidal”), an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

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Acruence Active Hedge U.S. Equity ETF

NOTES TO FINANCIAL STATEMENTS March 31, 2022 (Continued)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser and Fund Services. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended March 31, 2022, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions for the Fund were $9,076,479 and $4,614,769, respectively.

For the period ended March 31, 2022, there were no purchases or sales of long-term U.S. Government securities for the Fund.

For the period ended March 31, 2022, in-kind transactions associated with creations and redemptions for the Fund were $94,469,889 and $0, respectively.

NOTE 6 – INCOME TAXES AND DISTRIBUTONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended March 31, 2022 is as follows:

Distributions paid from:	March 31, 2022
Ordinary income	$292,000

As of March 31, 2022, the components of accumulated earnings (losses) on a tax basis were as follows:

March 31, 2022
Cost of investments(1)	$97,065,457
Gross tax unrealized appreciation	13,898,705
Gross tax unrealized depreciation	(7,145,233)
Net tax unrealized appreciation (depreciation)	6,753,472
Undistributed ordinary income (loss)	129,368
Undistributed long-term capital gain (loss)	—
Total distributable earnings	129,368
Other accumulated gain (loss)	(12,930)
Total accumulated gain (loss)	$6,869,910

(1)The difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales.

Net capital losses incurred after October 31 and net investment losses incurred after March 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. As of the most recent fiscal period ended March 31, 2022, the Fund had no later year losses. As of the most recent fiscal period ended March 31, 2022, the Fund had short-term capital loss carryovers of $12,930 which do not expire.

NOTE 7 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable

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Acruence Active Hedge U.S. Equity ETF

NOTES TO FINANCIAL STATEMENTS March 31, 2022 (Continued)

securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Consolidated Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 8 – RECENT MARKET EVENTS

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic and related public health crisis, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs imposed by the U.S. and other countries. In particular, the global spread of COVID-19 has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Health crises and related political, social and economic disruptions caused by the spread of COVID-19 may also exacerbate other pre-existing political, social and economic risks in certain countries. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be disclosed in the Fund’s financial statements.

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Acruence Active Hedge U.S. Equity ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Acruence Active Hedge U.S. Equity ETF and
The Board of Trustees of
Tidal ETF Trust

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of Acruence Active Hedge U.S. Equity ETF (the “Fund”), a series of Tidal ETF Trust (the “Trust”), including the consolidated schedule of investments, as of March 31, 2022, the related consolidated statement of operations, the consolidated statement of changes in net assets and the consolidated financial highlights for the period April 21, 2021 (commencement of operations) to March 31, 2022, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the consolidated financial position of the Fund as of March 31, 2022, the results of its consolidated operations, the changes in its consolidated net assets and the consolidated financial highlights for the period April 21, 2021 to March 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2018.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of March 31, 2022, by correspondence with the custodian and prime broker. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 26, 2022

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Acruence Active Hedge U.S. Equity ETF

EXPENSE EXAMPLE For the Six-Months Ended March 31, 2022 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Fund’s shares, and (2) ongoing costs, including management fees of the Fund. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from October 1, 2021 to March 31, 2022.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests, in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, unitary fees. However, the example does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Fund’s shares. Therefore, the second line of the following table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During the Period(1)
Actual	$ 1,000.00	$ 1,039.70	$ 4.22
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,020.79	$ 4.18

(1)Expenses are equal to the Fund’s annualized net expense ratio of 0.83%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the most recent six-month period).

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Acruence Active Hedge U.S. Equity ETF

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal ETF Trust (the “Trust”), on behalf of its series, the Acruence Active Hedge U.S. Equity ETF (the “Fund”), has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Fund and to protect the Fund’s shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Toroso Investments, LLC, the Fund’s investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a Program Administrator Committee composed of certain Trust officers. The Program Administrator has also delegated certain responsibilities under the Program to the investment sub-adviser of the Fund, however, the Program Administrator remains responsible for the overall administration and operation of the Program. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On November 23, 2021, the Board reviewed the Program Administrator’s written annual report for the period October 1, 2020 through September 30, 2021 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a fund, among other means. The Trust has engaged the services of ICE Data Services, a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program is reasonably designed and operating effectively.

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Acruence Active Hedge U.S. Equity ETF

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees(1)
Mark H.W. Baltimore c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1967	Trustee	Indefinite term; since 2018	Co-Chief Executive Officer, Global Rhino, LLC (asset management consulting firm) (since 2018); Chief Business Development Officer, Joot (asset management compliance services firm) (since 2019); Chief Executive Officer, Global Sight, LLC (asset management distribution consulting firm) (2016–2018)	30	None
Dusko Culafic c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1958	Trustee	Indefinite term; since 2018	Retired (since 2018); Senior Operational Due Diligence Analyst, Aurora Investment Management, LLC (2012–2018).	30	None
Eduardo Mendoza c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1966	Trustee	Indefinite term; since 2018	Executive Vice President - Head of Capital Markets & Corporate Development, Credijusto (financial technology company) (since 2017); Founding Partner / Capital Markets & Head of Corporate Development, SQN Latina (specialty finance company) (2016–2017).	30	None
Interested Trustee and Executive Officer
Eric W. Falkeis(2) c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1973	President, Principal Executive Officer, Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013–2018) and Direxion Advisors, LLC (2017–2018).	30

Tidal ETF Trust II
(Since 2022); Independent Director, Muzinich BDC, Inc. (since 2019); Trustee, Professionally Managed Portfolios (27 series) (since 2011); Interested Trustee, Direxion Funds, Direxion Shares ETF Trust, and Direxion Insurance Trust
(2014–2018).

28

Acruence Active Hedge U.S. Equity ETF

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Executive Officers
Daniel H. Carlson c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1955	Treasurer, Principal Financial Officer, Principal Accounting Officer, and AML Compliance Officer	Indefinite term; since 2018	Chief Financial Officer, Chief Compliance Officer, and Managing Member, Toroso Investments, LLC (since 2012).	Not Applicable	Not Applicable
William H. Woolverton, Esq. c/o Cipperman Compliance Services, LLC 480 E. Swedesford Road, Suite 220 Wayne, Pennsylvania 19087 Born: 1951	Chief Compliance Officer	Indefinite term; since 2021

Senior Compliance Advisor, Cipperman Compliance Services, LLC (since 2020); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal – US, Waystone (global governance solutions) (2016 to 2019).

				Not Applicable	Not Applicable
Ally L. Mueller c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Finance Director, Tidal ETF Services LLC (since 2019).	Not Applicable	Not Applicable
Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).	Not Applicable	Not Applicable

(1)All Independent Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

29

Acruence Active Hedge U.S. Equity ETF

ADDITIONAL INFORMATION

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION (Unaudited)

For the period ended March 31, 2022, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017.

The percentage of dividends declared from ordinary income designated as qualified dividend income for the period ended March 31, 2022 was 100%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended March 31, 2022, was 100%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the period ended March 31, 2022, was 0%.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (833) 653-6400 or by accessing the Fund’s website at www.acruenceetf.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available upon request without charge by calling (833) 653-6400 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund’s portfolio holdings are posted on the Fund’s website daily at www.acruenceetf.com. The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling (833) 653-6400. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Fund trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Fund’s website at www.acruenceetf.com.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (833) 653-6400. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.acruenceetf.com.

Investment Adviser
Toroso Investments, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Investment Sub-Adviser
Acruence Capital, LLC
539 W. Commerce St., Suite 3770
Dallas, Texas 75208

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, 29th Floor
Philadelphia, Pennsylvania 19102

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A. Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
Acruence Active Hedge U.S. Equity ETF	XVOL	886364744

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Dusko Culafic is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Acruence Active Hedge U.S. Equity ETF

FYE 03/31/2022
Audit Fees	$12,500
Audit-Related Fees	N/A
Tax Fees	$2,500
All Other Fees	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Non-Audit Related Fees	FYE 03/31/2022
Registrant	N/A
Registrant’s Investment Adviser	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two year.

Non-Audit Related Fees	FYE 03/31/2022
Registrant	N/A
Registrant’s Investment Adviser	N/A

The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dusko Culafic, Eduardo Mendoza, and Mark H.W. Baltimore.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each President/Principal Executive Officer and Treasurer/Principal Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	June 2, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	June 2, 2022

By (Signature and Title)*	/s/ Daniel H. Carlson
Daniel H. Carlson, Treasurer/Principal Financial Officer

Date	June 2, 2022

* Print the name and title of each signing officer under his or her signature.